INCOME TAXES (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF LOCAL AND FOREIGN COMPONENTS OF PROFIT/(LOSS) BEFORE INCOME TAXES

For the three months ended March 31, 2022 and 2021, the local (United States) and foreign components of loss before income taxes were comprised of the following:

	For the three months ended March 31, 2022 (Unaudited)	For the three months ended March 31, 2021 (Unaudited)

Tax jurisdictions from:
- Local	$(4,188)	$-
- Foreign, representing
Labuan	(112,948)	-
Loss before income tax	$(117,136)	$-

For the three and six months ended June 30, 2022 and 2021 of the local (United States) and foreign components of loss before income taxes were comprised of the following:

	For the three months ended June 30, 2022 (Unaudited)	For the three months ended June 30, 2021 (Unaudited)	For the six months ended June 30, 2022 (Unaudited)	For the six months ended June 30, 2021 (Unaudited)

Tax jurisdictions from:
- Local	$(161,170)	$-	$(165,359)	$-
- Foreign, representing
Labuan	16,393	(19,352)	(96,555)	(19,352)
Loss before income tax	$(144,777)	$(19,352)	$(261,914)	$(19,352)

For the three and nine months ended September 30, 2022 and 2021 of the local (United States) and foreign components of profit/(loss) before income taxes were comprised of the following:

	For the three months ended September 30, 2022 (Unaudited)	For the three months ended September 30, 2021 (Unaudited)	For the nine months ended September 30, 2022 (Unaudited)	For the nine months ended September 30, 2021 (Unaudited)

Tax jurisdictions from:
- Local	$(3,904)	$(102,948)	$(169,263)	$(102,948)
- Foreign, representing
Labuan	12,294	(63,779)	(84,260)	(83,244)
Profit/(Loss) before income tax	$8,390	$(166,727)	$(253,523)	$(186,192)

For the period ended December 31, 2021, the local (United States) and foreign components of loss before income taxes were comprised of the following:

For the period ended December 31, 2021

Tax jurisdictions from:
- Local	$(116,596)
- Foreign, representing
Labuan	(196,001)
Loss before income tax	$(312,597)

SCHEDULE OF PROVISION OF INCOME TAXES

The provision for income taxes consisted of the following:

	For the three months ended March 31, 2022 (Unaudited)	For the three months ended March 31, 2021 (Unaudited)

Current:
- Local	$-	$-
-Foreign	-	-
Deferred:
- Local	-	-
- Foreign	-	-
Income tax expense	$-	$-

The provision for income taxes consisted of the following:

	For the three months ended June 30, 2022 (Unaudited)	For the three months ended June 30, 2021 (Unaudited)	For the six months ended June 30, 2022 (Unaudited)	For the six months ended June 30, 2021 (Unaudited)

Current:
- Local	$-	$-	$-	$-
-Foreign	-	-	-	-
Deferred:
- Local	-	-	-	-
- Foreign	-	-	-	-
Income tax expense	$-	$-	$-	$-

The provision for income taxes consisted of the following:

	For the three months ended June 30, 2022 (Unaudited)	For the three months ended June 30, 2021 (Unaudited)	For the six months ended June 30, 2022 (Unaudited)	For the six months ended June 30, 2021 (Unaudited)

Current:
- Local	$-	$-	$-	$-
-Foreign	-	-	-	-
Deferred:
- Local	-	-	-	-
- Foreign	-	-	-	-
Income tax expense	$-	$-	$-	$-
The provision for income taxes consisted of the following:
For the period ended December 31, 2021

Current:
- Local	$-
-Foreign	-
Deferred:
- Local	-
- Foreign	-
Income tax expense	$-

SCHEDULE OF DEFERRED TAX ASSETS

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of March 31, 2022 and December 31, 2021  :

	As of March 31, 2022	As of December 31, 2021
Deferred tax assets:
Net operating loss carry forwards
-United States of America	$-	$-
-Labuan	-	-
	$-	$-
Less: valuation allowance	-	-
Deferred tax assets	$-	-

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of June 30, 2022 and December 31, 2021:

	As of June 30, 2022 (Unaudited)	As of December 31, 2021 (Audited)

Deferred tax assets:
Net operating loss carry forwards	$-	$-
-United States of America
-Labuan	-	-
	-	-
Less: valuation allowance	-	-
Deferred tax assets	$-	$-

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of September 30, 2022 and December 31, 2021:

	As of September 30, 2022 (Unaudited)	As of December 31, 2021 (Audited)

Deferred tax assets:
Net operating loss carry forwards	$-	$-
-United States of America
-Labuan	-	-
	-	-
Less: valuation allowance	-	-
Deferred tax assets	$-	$-

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of December 31, 2021:

As of December 31, 2021
Deferred tax assets:
Net operating loss carry forwards
-United States of America	$-
-Labuan	-
$-
Less: valuation allowance	-
Deferred tax assets	$-